Valuation And Qualifying Accounts (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Provisions For Losses On Long Term Contracts [Member]
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at Beginning of Period	$ 196,980	[1]	$ 136,070	[1]	$ 136,341	[1]
Additions (Charged to Costs and Expenses)	32,996	[1]	104,560	[1]	35,443	[1]
Deductions (Write-Offs and Actual Losses Incurred)	100,761	[1]	43,650	[1]	36,360	[1]
Additions Resulting from Acquisitions					646	[1]
Balance at End of Period	129,215	[1]	196,980	[1]	136,070	[1]
Deduction from inventories	64,065		74,509		74,407
Other accrued expenses	65,150		122,471		61,663
Amount related to cessation of program with a foreign customer	18,467		57,189
Portion of cessation program with a foreign customer included in long-term liabilities	13,300
Provisions For Claims And Potential Contractual Penalties And Others [Member]
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at Beginning of Period	8,236		6,618		5,864
Additions (Charged to Costs and Expenses)	648		2,160		1,262
Deductions (Write-Offs and Actual Losses Incurred)	2,038		542		1,103
Additions Resulting from Acquisitions					595
Balance at End of Period	6,846		8,236		6,618
Allowance For Doubtful Accounts [Member]
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at Beginning of Period	6,861		11,215		7,885
Additions (Charged to Costs and Expenses)	2,865		56		904
Deductions (Write-Offs and Actual Losses Incurred)	598		4,410		349
Additions Resulting from Acquisitions					2,775
Balance at End of Period	9,128		6,861		11,215
Valuation Allowance On Deferred Taxes [Member]
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at Beginning of Period	1,302		160	[2]	34,776	[2]
Additions (Charged to Costs and Expenses)	3,395		1,302
Deductions (Write-Offs and Actual Losses Incurred)	1,169		160		34,616	[2]
Balance at End of Period	3,528		1,302		160	[2]
Prior year valuation on allowance deferred taxes adjustment	$ 21,500

[1]	* An amount of $74,407, $74,509 and $64,065 as of December 31, 2010, 2011 and 2012, respectively, is presented as a deduction from inventories, and an amount of $61,663, $122,471 and $65,150 as of December 31, 2010, 2011 and 2012, respectively, is presented as part of other accrued expenses in the category of "Cost Provisions and Other." An amount of $57,189 and $18,467 as of December 31, 2011 and 2012, respectively, is presented as other accrued expenses and is related to the cessation of a program with a foreign customer, of which $13,300 was included in long-term liabilities.
[2]	An amount of $21,500 was deducted as a result of a prior year adjustment.